Vessels, net	12 Months Ended
Dec. 31, 2019
Vessels

5. Vessels, net

Vessel acquisitions

In 2019, the Company acquired the tanker vessels “Blue Moon” and “Briolette”, for an aggregate purchase price of $60,000. The Company had acquired in June 2019 from its’ CEO and Chairman the entities Taburao Shipping Company Inc. and Tarawa Shipping Company Inc., whose sole assets were the contracts to acquire the specific vessels (Note 3). The vessels were delivered to the Company in August and November 2019, respectively, and aggregate pre-delivery costs capitalized amounted to $161.

Vessels’ impairment

In 2019, 2018 and 2017, the Company, taking into account the provisions of ASC 360 and factors such as the vessels’ age and employment prospects under the then current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including sale possibilities. During 2019, 2018 and 2017, the carrying value of three, two and two vessels, respectively, was impaired as a result of their classification as “held for sale” or as a result of the Company’s impairment exercise. More specifically, during 2019 an impairment loss of $17,434 was recognized in connection with the classification of vessel “Pucon” as held for sale on the September 30, 2019 balance sheets, and an aggregate impairment loss of $14,195 was recognized for the vessels ”Pamina” and “Rotterdam” that were classified on the June 30, 2019, and December 31, 2019 balance sheets, respectively, as held and used, as the Company’s impairment exercise concluded that their carrying value was not recoverable. The vessels were measured at fair value on a non-recurring basis as a result of the Company’s impairment test exercise or their “held for sale” classification and their fair value was determined through Level 2 inputs of the fair value hierarchy as determined by management, making also use of available market data for the market value of vessels with similar characteristics. The aggregate fair value of the impaired vessels as of the testing dates was $47,393 in 2019, $29,074 in 2018 and $20,050 in 2017.

In aggregate, in 2019, 2018 and 2017, the impairment loss recognized by the Company amounted to $31,629, out of which $598 are unamortized dry-dock costs (Note 2 (k),(p)), $20,654 and $8,363, respectively, and is separately reflected in the accompanying consolidated statements of operations.

Vessel disposals

In August and September 2019, the Company, through two of its subsidiaries, entered into two memoranda of agreement to sell the container vessels “Pamina” and “Pucon” to unrelated parties for an aggregate gross price of $29,340. The “Pamina” and the “Pucon” were delivered to their new owners in October and November 2019, respectively, and the Company received aggregate proceeds of $28,868, net of expenses, in accordance with the terms of the contracts. From October 2017 to May 2018, the Company, through seven of its subsidiaries, entered into memoranda of agreement to sell the container vessels “March”, “Great”, “New Jersey”, “Sagitta”, “Centaurus”, “Puelo” and “Hamburg” to unrelated parties. All seven vessels were delivered to their new owners during 2018, and the Company received aggregate proceeds of $92,905, net of expenses.

For 2019 and 2018, the aggregate loss from the sale of vessels, including direct to sale expenses, amounted to $127 and $16,700, respectively, while for 2017 the respective gain, net of direct to sale expenses, amounted to $945. The amounts are separately reflected in Loss/(Gain) on vessels’ sale in the accompanying consolidated statements of operations.

The amounts of Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2017	$247,327	$(46,019)	$201,308
- Vessels' disposals	(121,249)	30,853	(90,396)
- Depreciation	-	(4,388)	(4,388)
- Impairment charges	(20,654)	-	(20,654)
Balance, December 31, 2018	$105,424	$(19,554)	$85,870
- Acquisitions and other vessels' costs	60,161	-	60,161
- Vessels' disposals	(40,553)	11,677	(28,876)
- Depreciation	-	(3,253)	(3,253)
- Impairment charges	(31,031)	-	(31,031)
Balance, December 31, 2019	$94,001	$(11,130)	$82,871

As at December 31, 2019, the Company’s container vessels were unencumbered, whereas the tanker vessels “Blue Moon” and “Briolette”, having an aggregate net book value of $59,421, have been provided as collateral to secure the new loan facility with Nordea (Note 6).